Mortgage Servicing Assets (Tables)	12 Months Ended
Dec. 31, 2015
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Summary of Mortgage Servicing Rights

A summary of mortgage servicing rights follows:

	2015	2014	2013
	(dollars in thousands)
Beginning of year mortgage servicing rights:	$2,072	$2,356	$2,394
Amounts capitalized	657	386	763
Amortization	(689)	(709)	(801)
Impairment	—	39	—

End of year	$2,040	$2,072	$2,356

Estimated Amortization Expense	Amortization expense is estimated as follows:

Year ending December 31,
(dollars in thousands)
2016	$482
2017	417
2018	352
2019	287
2020	223
Thereafter	279

Total	$2,040

Key Assumptions Used to Value Mortgage Servicing Rights

The key assumptions used to value mortgage servicing rights were as follows:

	2015	2014
Weighted average remaining life	257 months	256 months
Weighted average discount rate	10%	10%
Weighted average coupon	3.95%	3.98%
Weighted average prepayment speed	171%	187%